Supplement dated July 29, 2015 to the

PNC Money Market Funds Class A and Class C Shares Prospectus

PNC Money Market Funds Class I and Advisor Class Shares Prospectus

PNC Advantage Funds Institutional Shares, Advisor Shares, and Service Shares Prospectus

PNC Government Money Market Fund Class A Summary Prospectus

PNC Government Money Market Fund Class I Summary Prospectus

PNC Treasury Money Market Fund Class A Summary Prospectus

PNC Treasury Money Market Fund Class I Summary Prospectus

and PNC Advantage Institutional Treasury Money Market Fund Summary Prospectus

each dated September 29, 2014

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with such prospectuses.

In connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, PNC Capital Advisors, LLC (the “Adviser”) intends to manage PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (collectively, the “Government Funds”), so that on and after October 14, 2016, each will qualify as a “government money market fund” under the Amended Rule.  Government money market funds remain eligible under the Amended Rule to use the amortized cost method of valuation to seek to maintain a stable net asset value of $1 per share. Under the Amended Rule, government money market funds are also generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds, and the Boards of Trustees of PNC Funds and PNC Advantage Funds have determined not to adopt liquidity fees or redemption gates for the Government Funds at this time, although the Boards of Trustees retain the discretion under the Amended Rule to impose them at a later date.

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Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-ADV-0729